Annual Total Returns - Fidelity Total Emerging Markets Fund [BarChart] - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Total Emerging Markets Fund - Fidelity Advisor Total Emerging Markets Fund: Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2012	19.87%
Annual Return 2013	0.70%
Annual Return 2014	(2.98%)
Annual Return 2015	(7.13%)
Annual Return 2016	11.95%
Annual Return 2017	29.34%
Annual Return 2018	(14.39%)
Annual Return 2019	21.42%
Annual Return 2020	17.12%